LONG-TERM LOANS	12 Months Ended
Dec. 31, 2023
LONG-TERM LOANS
LONG-TERM LOANS

8.LONG-TERM LOANS

In June 2022, Shanghai 360 Changfeng Technology, Co., Ltd. (“360 Changfeng”), one of the Group’s subsidiary, signed a mortgage loan agreement of RMB1 billion with tenure of 25 years. The interest rate is based on prevailing market price quote for loans with tenure of more than five years at the time of drawdown minus 136bps (“basepoints”). The loan is guaranteed by the land use rights owned by 360 Changfeng and is for the specific use of construction of the regional headquarters and the affiliated industrial park. The mortgage loan agreement requires the 360 Changfeng’s registered capital to be paid in the same proportion of the total facility used. In September, the registered capital was fully paid. As of December 31, 2022 and 2023, the outstanding balance of the mortgage loan was RMB17,854 and RMB90,620, which is included in other long-term liabilities.